INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) Lease	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Lease	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Lease
INVESTMENT IN FINANCE LEASE [Abstract]
Number of aircraft classified as investment in finance lease | Lease	1		1		1
Implicit interest rate			5.00%		5.00%
Finance lease revenue	$ 141	$ 156	$ 286	$ 316
Net Investment in Finance Lease [Abstract]
Total minimum lease payments receivable	8,700		8,700		$ 9,600
Estimated unguaranteed residual value of leased asset	4,227		4,227		4,227
Unearned finance income	(1,901)		(1,901)		(2,188)
Net Investment in Finance Lease	11,026		11,026		11,639
Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease [Abstract]
July 1 through December 31, 2020	900		900
2021/2020	1,800		1,800		1,800
2022/2021	1,800		1,800		1,800
2023/2022	1,800		1,800		1,800
2024/2023	1,800		1,800		1,800
2025/2024	600		600		1,800
Thereafter					600
Future minimum rental payments under finance lease	$ 8,700		$ 8,700		$ 9,600